Expected credit loss measurement	6 Months Ended
Jun. 30, 2023
Disclosure Of Provision Matrix [Line Items]
Expected credit loss measurement
Note 8

Expected credit loss measurement

a) Credit loss expense / release

Total net credit loss expenses in the second

quarter of 2023 were USD
740 m, reflecting USD 644 m net credit loss
expenses related

to stage 1

and

2

positions, USD
77
m net

credit loss

expenses related

to stage 3

positions and
USD 19
m related to purchased credit-impaired (PCI)

positions.

Stage 1 and 2

net expenses

included: scenario-related

net releases

of USD
42
m for

UBS AG’s business

divisions; net
expenses of

USD
27
m from

model changes

for UBS AG’s

business divisions,

mainly in

Personal &

Corporate Banking
and

the

Investment Bank;

and

additional net

expenses of

USD
5
m

from

book

quality

and

size

changes, mainly
across

the

corporate

and

real

estate

lending

portfolios

of

Personal

&

Corporate

Banking

and

Global

Wealth
Management. In addition, USD 654
m net expenses

were recognized for

the initial recognition of

ECL allowances
and provisions for

purchased non-credit-impaired

Credit Suisse AG portfolios.

Recognition of expected

credit losses
is

required

by

IFRS

9

as

a

subsequent

measurement

adjustment

after

recognizing

on

the

acquisition

date

the
respective assets

and commitments

at fair

value, as

part of

the purchase

price allocation

under IFRS

3. The

purchased
non-credit-impaired Credit Suisse AG positions are classified as stage 1 at initial recognition. Stage 2 positions

and
UBS

Group

ECL

will

increase,

ceteris

paribus,

as

and

when

credit

risk

of

transactions

significantly

deteriorates
compared to the acquisition

date of Credit Suisse

on 12 June

2023, at which date

respective exposures were fair
valued as part of the purchase price allocation.
Stage 3

net

credit

loss

expenses

were

USD
77
m,

driven

by

net

expenses

of

USD
21
m

in

Personal

&

Corporate
Banking, which were primarily due to a single commodity trade finance client (USD 11 m), as well as net expenses on

various

corporate

lending

positions.

Credit

Suisse AG

contributed

USD
51
m

net

expenses,

related

to
counterparties that

defaulted after

the acquisition

date,

mainly driven

by one

real-estate-related client

in the

Capital
Release Unit

of

USD
44
m, as

well

as USD
19
m on

PCI positions

due

to remeasurements

of

positions that

were
already defaulted at the acquisition date.

b) Changes to ECL models, scenarios, scenario

weights and post-model adjustments
Scenarios and scenario weights
The expected

credit loss

(ECL) scenarios,

along with

their related

macroeconomic factors and

market data,

were
reviewed in light of

the economic and

political conditions prevailing

in the second

quarter of 2023 through

a series
of governance meetings, with input and feedback from

UBS Risk and Finance experts across the business divisions
and regions. ECLs

for Credit Suisse

AG positions were

calculated based

on Credit Suisse

AG’s models, including

the
same scenario and scenario weight inputs as

for UBS’s existing business activity.

The baseline scenario was updated with the latest macroeconomic forecasts as of 30 June 2023. The assumptions on

a

calendar-year basis

are included

in

the table

below and

imply a

broadly unchanged

economic outlook

for
2023, in the

Eurozone and Switzerland, and

more optimistic projections for

the US. Compared

with the baseline
used in the

first quarter

of 2023, the

house price forecasts

for the US

and the Eurozone

in 2023 are

less pessimistic,
although the baseline is slightly more pessimistic

for Switzerland.
At the beginning of the second

quarter of 2023, UBS replaced the global crisis scenario applied at year-end 2022
and at the

end of the

first quarter of

2023 with the

mild debt crisis

scenario. Recent

economic, market and

political
developments suggest

that the scenario

suite should

be rebalanced by

reintroducing a mild

downside scenario.

The
mild debt

crisis scenario

covers similar

risks, but

the assumptions

are milder

than the

global crisis

scenario. Therefore,
the scenario is

less severe.

It assumes

that political,

solvency and

liquidity concerns

cause a sell-off

of sovereign

debt
in

emerging

markets

and

the

peripheral

Eurozone.

The

global

economy

and

financial

markets

are

negatively
affected, and central banks are assumed to ease

their monetary policy.
The stagflationary

geopolitical crisis

scenario and

the asset

price inflation

scenario were

updated based

on the

latest
market

data,

but

the

assumptions

remain

broadly

unchanged.

Refer

to

the

table

below

for

the

scenarios

and
weights applied.
UBS kept scenario weights in

line with those applied in

the first quarter of

2023, with a
15 % weight assigned to
the mild debt crisis scenario instead of the

global crisis scenario, which it replaced.
UBS applied the same scenarios and scenario

weights for the acquired Credit Suisse

Group portfolios.
Post-model adjustments
Total

stage 1 and 2

allowances and provisions

amounted to USD
1,199
m as of

30 June 2023 and

included post-
model adjustments

for UBS

AG’s business

divisions of

USD
131
m (31 March

2023: USD
128
m), as

uncertainty levels
remained

high,

including

the

geopolitical

situation.

Allowances

and

provisions

related

to

the

Credit

Suisse AG
portfolio include post-model adjustments

of USD
102
m, mostly related to the further calibration of model

outputs
in certain segments with UBS’s model outputs.

c) ECL-relevant balance sheet and off-balance

sheet positions including ECL allowances

and provisions
The following tables

provide information

about financial

instruments and

certain non-financial

instruments that

are
subject

to

ECL

requirements.

For

amortized-cost

instruments,

the

carrying

amount

represents

the

maximum
exposure to credit risk, taking

into account the allowance for

credit losses. Financial assets measured at

fair value
through other comprehensive

income (FVOCI) are

also subject to ECL;

however, unlike amortized-cost

instruments,
the allowance

for credit

losses for

FVOCI instruments

does not

reduce the

carrying amount

of these financial

assets.
Instead, the

carrying amount

of financial

assets measured

at FVOCI

represents the

maximum exposure

to credit

risk.
In addition to recognized financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL.

The maximum exposure to

credit risk for off-balance

sheet financial instruments is calculated
based on the maximum contractual amounts.
Loans and advances to customers of USD 651,770 m include USD 262,025 m from Credit Suisse AG.
Breakout: Loans and advances to customers

of Credit Suisse AG
Credit

Suisse AG

had

allowances and

provisions

for defaulted

positions

of

USD
1.1
bn

immediately prior

to

the
acquisition date. UBS

recognized these purchased

credit-impaired (PCI) positions

on its balance

sheet with their

fair
value as at

the acquisition date,

and as required by

IFRS, no additional

expected credit loss

allowances or provisions
were recognized for them on that date.
The table below

provides information about

the ECL gross

exposure and the ECL

coverage ratio for

UBS’s core loan
portfolios (i.e.,
Loans and

advances to

customers
and

Loans to

financial advisors
) and

relevant off-balance

sheet
exposures.
Cash and balances at

central banks
,
Loans and advances

to banks
,
Receivables from securities

financing
transactions ,
Cash

collateral

receivables

on

derivative

instruments

and
Financial

assets

measured

at

fair

value
through other comprehensive income

are not included in the table below, due to their lower sensitivity to

ECL.
ECL coverage ratios are calculated by dividing ECL

allowances and provisions by the gross carrying amount of the related exposures.

Credit loss expense / (release)
USD m Stages 1 and 2 Stage 3
Purchased

credit-impaired

(PCI) Total
For the quarter ended 30.6.23
Global Wealth Management (4) 9 5
Personal & Corporate Banking (11) 21 10
Asset Management 0 0 0
Investment Bank 5 (4) 1
Group Functions 0 0 0
Subtotal UBS (10) 26

16
Wealth Management (Credit Suisse) 143 0 7 149
Swiss Bank (Credit Suisse) 217 7 0 224
Asset Management (Credit Suisse) 1 0 0 1
Investment Bank (Credit Suisse) 189 0 12 200
Capital Release Unit (Credit Suisse) 104 44 0 148
Corporate Center (Credit Suisse) 2 0 0 2
Subtotal Credit Suisse 654 51 19 724
1
Total 644 77 19 740
For the quarter ended 31.3.23
Global Wealth Management 15 0 15
Personal & Corporate Banking 15 0 16
Asset Management 0 0 0
Investment Bank (5) 12 7
Group Functions 0 0 0
Total 26 12 38
For the quarter ended 30.6.22
Global Wealth Management (8) 6 (3)
Personal & Corporate Banking 26 8 35
Asset Management 0 0 0
Investment Bank (2) (26) (28)
Group Functions 0 2 2
Total 16 (9) 7
1 Includes credit loss expense of USD 101
m included into the segment reporting for Credit Suisse business divisions and Corporate Center (US GAAP,

adjusted), and USD
623 m credit loss expense to reconcile Credit
Suisse business divisions and Corporate Center to IFRS. Please refer also to Note 3.

Comparison of shock factors
Baseline
Key parameters 2022 2023 2024
Real GDP growth (annual percentage change)
US

2.1 1.4 0.1
Eurozone 3.5 0.8 1.0
Switzerland 2.1 0.9 1.3
Unemployment rate (%, annual average)
US

3.6 3.7 5.1
Eurozone 6.7 6.7 6.9
Switzerland 2.2 2.2 2.5
Fixed income: 10-year government bonds (%, Q4)
USD 3.9 3.7 3.6
EUR 2.6 2.3 2.2
CHF 1.6 1.0 0.9
Real estate (annual percentage change, Q4)

US

7.4 (1.9) 2.1
Eurozone 2.8 (1.2) 1.8
Switzerland 3.9 (0.5) (1.0)
Economic scenarios and weights applied
Assigned weights in %
ECL scenario
30.6.23 31.3.23 30.6.22
Asset price inflation 0.0 0.0 0.0
Baseline 60.0 60.0 55.0
Severe Russia–Ukraine conflict scenario – – 25.0
Mild debt crisis

15.0 – –
Stagflationary geopolitical crisis 25.0 25.0 –
Global crisis

– 15.0 20.0

USD m 30.6.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Cash and balances at central banks 261,587 261,475 32 0 79 (10) 0 (10) 0 0
Loans and advances to banks 24,392 24,208 157 0 27 (11) (10) (1) 0 0
Receivables from securities financing transactions measured at amortized cost 86,538 86,538 0 0 0 (1) (1) 0 0 0
Cash collateral receivables on derivative instruments 54,314 54,314 0 0 0 0 0 0 0 0
Loans and advances to customers 651,770 630,086 17,204 1,850 2,630 (1,369) (613) (173) (556) (28)
of which: Private clients with mortgages 255,322 244,894 9,358 783 287 (173) (61) (87) (23) (2)
of which: Real estate financing 92,890 88,669 4,088 10 122 (63) (41) (23) 0 0 of which: Large corporate clients 32,162 28,883 1,292 387 1,601 (417) (207) (29) (157) (24)
of which: SME clients 29,595 27,649 1,293 436 218 (314) (91) (21) (203) 0 of which: Lombard 168,713 168,596 0 42 75 (32) (15) 0 (17) 0 of which: Credit cards 1,939 1,502 403 34 0 (39) (8) (11) (21) 0 of which: Commodity trade finance 4,950 4,917 0 15 19 (124) (20) 0 (104) 0 of which: Ship / aircraft financing 9,478 9,234 166 22 56 (69) (67) (2) 0 0 of which: Consumer financing 3,140 3,056 0 0 84 (30) (30) 0 0 0
Other financial assets measured at amortized cost 64,928 64,364 377 153 35 (109) (37) (7) (62) (3)
of which: Loans to financial advisors 2,588 2,287 174 126 0 (55) (6) (2) (47) 0
Total financial assets measured at amortized cost 1,143,528 1,120,985 17,770 2,003 2,770 (1,501) (662) (190) (618) (31)
Financial assets measured at fair value through other comprehensive income 2,217 2,217 0 0 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 1,145,746 1,123,203 17,770 2,003 2,770 (1,501) (662) (190) (618) (31)
of which: Credit Suisse
2
431,559 428,684 0 104 2,770 (540) (457) 0 (52) (31)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Guarantees 38,463 37,345 921 118 79 (66) (40) (7) (17) (1)
of which: Large corporate clients 8,358 7,553 690 79 36 (19) (16) (2) 0 0 of which: SME clients 4,170 3,928 167 38 37 (20) (10) (1) (9) 2 of which: Financial intermediaries and hedge funds

12,874 12,859 15 0 0 (11) (8) (3) 0 0
of which: Lombard 4,752 4,752 0 1 0 (1) 0 0 (1) 0
of which: Commodity trade finance 2,200 2,200 0 0 0 (1) (1) 0 0 0
Irrevocable loan commitments 124,281 121,789 2,076 78 338 (225) (186) (38) (2) 0
of which: Large corporate clients 77,160 75,044 1,731 52 333 (198) (165) (31) (2) 0
Forward starting reverse repurchase and securities borrowing agreements 4,972 4,972 0 0 0 0 0 0 0 0
Unconditionally revocable loan commitments 168,556 166,754 1,739 63 0 (74) (65) (9) 0 0 of which: Real estate financing 17,107 16,850 258 0 0 (12) (12) 0 0 0 of which: Large corporate clients 4,790 4,624 158 7 0 (6) (3) (3) 0 0 of which: SME clients 24,601 24,381 179 40 0 (42) (39) (3) 0 0 of which: Lombard 82,491 82,491 0 1 0 0 0 0 0 0
of which: Credit cards 9,762 9,274 484 4 0 (7) (6) (2) 0 0
Irrevocable committed prolongation of existing loans 4,362 4,353 7 2 0 (3) (2) 0 0 0
Total off-balance sheet financial instruments and other credit lines 340,634 335,213 4,743 261 417 (367) (293) (54) (19) (1)
Total allowances and provisions (1,868) (955) (244) (637) (32)
of which: Credit Suisse
2
225,021 224,604 0 0 417 (731) (648) 0 (52) (32)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2

Refer to Note 2 for more information about the acquisition of
Credit Suisse Group.

USD m 31.3.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 144,183 144,144 39 0 (12) 0 (12) 0
Loans and advances to banks 14,901 14,857 45 0 (6) (5) 0 0
Receivables from securities financing transactions 60,010 60,010 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,726 32,726 0 0 0 0 0 0
Loans and advances to customers 390,130 371,966 16,573 1,591 (804) (152) (180) (472)
of which: Private clients with mortgages 159,409 149,701 8,999 709 (171) (43) (103) (25)
of which: Real estate financing 48,672 45,159 3,504 8 (42) (18) (24) 0 of which: Large corporate clients 12,943 11,216 1,408 320 (139) (20) (16) (102)
of which: SME clients 13,610 11,781 1,437 392 (243) (29) (25) (189)
of which: Lombard 128,960 128,903 0 57 (26) (9) 0 (17)
of which: Credit cards 1,831 1,418 381 32 (37) (8) (10) (20)
of which: Commodity trade finance 3,053 3,022 20 10 (96) (5) 0 (91)
Other financial assets measured at amortized cost 49,179 48,661 372 146 (84) (17) (6) (61)
of which: Loans to financial advisors 2,571 2,323 121 127 (54) (6) (2) (46)
Total financial assets measured at amortized cost 691,130 672,365 17,028 1,737 (908) (176) (198) (534)
Financial assets measured at fair value through other comprehensive income 2,241 2,241 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 693,370 674,606 17,028 1,737 (908) (176) (198) (534)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,670 21,670 887 113 (54) (13) (8) (33)
of which: Large corporate clients 3,476 2,733 668 75 (19) (2) (3) (14)
of which: SME clients 1,368 1,197 133 38 (11) (1) (1) (9)
of which: Financial intermediaries and hedge funds

13,076 13,037 38 0 (11) (8) (4) 0
of which: Lombard 2,171 2,170 0 1 (1) 0 0 (1)
of which: Commodity trade finance 1,815 1,815 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,775 37,261 2,400 114 (113) (57) (56) 0 of which: Large corporate clients 23,294 21,263 1,948 83 (95) (47) (49) 0
Forward starting reverse repurchase and securities borrowing agreements 4,748 4,748 0 0 0 0 0 0
Unconditionally revocable loan commitments 41,071 39,307 1,724 40 (44) (36) (8) 0 of which: Real estate financing 8,226 8,037 188 0 (6) (6) 0 0 of which: Large corporate clients 4,496 4,284 205 7 (5) (3) (2) 0 of which: SME clients 4,898 4,656 214 28 (21) (18) (3) 0
of which: Lombard 8,166 8,165 0 1 0 0 0 0
of which: Credit cards 9,567 9,078 486 3 (7) (5) (2) 0
of which: Commodity trade finance 370 370 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,161 4,126 33 2 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 112,425 107,112 5,044 269 (214) (108) (72) (33)
Total allowances and provisions (1,121) (284) (271) (567)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

USD m 31.12.22
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 169,445 169,402 44 0 (12) 0 (12) 0
Loans and advances to banks 14,792 14,792 1 0 (6) (5) (1) 0
Receivables from securities financing transactions 67,814 67,814 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 35,032 35,032 0 0 0 0 0 0
Loans and advances to customers 387,220 370,095 15,587 1,538 (783) (129) (180) (474)
of which: Private clients with mortgages 156,930 147,651 8,579 699 (161) (27) (107) (28)
of which: Real estate financing 46,470 43,112 3,349 9 (41) (17) (23) 0 of which: Large corporate clients 12,226 10,733 1,189 303 (130) (24) (14) (92)
of which: SME clients 13,903 12,211 1,342 351 (251) (26) (22) (203)
of which: Lombard 132,287 132,196 0 91 (26) (9) 0 (17)
of which: Credit cards 1,834 1,420 382 31 (36) (7) (10) (19)
of which: Commodity trade finance 3,272 3,261 0 11 (96) (6) 0 (90)
Other financial assets measured at amortized cost
2
53,264 52,704 413 147 (86) (17) (6) (63)
of which: Loans to financial advisors 2,611 2,357 128 126 (59) (7) (2) (51)
Total financial assets measured at amortized cost 727,568 709,839 16,044 1,685 (889) (154) (199) (537)
Financial assets measured at fair value through other comprehensive income
2
2,239 2,239 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 729,807 712,078 16,044 1,685 (889) (154) (199) (537)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,167 19,805 2,254 108 (48) (13) (9) (26)
of which: Large corporate clients 3,663 2,883 721 58 (26) (2) (3) (21)
of which: SME clients 1,337 1,124 164 49 (5) (1) (1) (3)
of which: Financial intermediaries and hedge funds

11,833 10,513 1,320 0 (12) (8) (4) 0
of which: Lombard 2,376 2,376 0 1 (1) 0 0 (1)
of which: Commodity trade finance 2,121 2,121 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,996 37,531 2,341 124 (111) (59) (52) 0 of which: Large corporate clients 23,611 21,488 2,024 99 (93) (49) (45) 0
Forward starting reverse repurchase and securities borrowing agreements 3,801 3,801 0 0 0 0 0 0
Unconditionally revocable loan commitments 41,390 39,521 1,833 36 (40) (32) (8) 0 of which: Real estate financing 8,711 8,528 183 0 (6) (6) 0 0 of which: Large corporate clients 4,578 4,304 268 5 (4) (1) (2) 0 of which: SME clients 4,723 4,442 256 26 (19) (16) (3) 0
of which: Lombard 7,855 7,854 0 1 0 0 0 0
of which: Credit cards 9,390 8,900 487 3 (7) (5) (2) 0
of which: Commodity trade finance 327 327 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,696 4,600 94 2 (2) (2) 0 0
Total off-balance sheet financial instruments and other credit lines 112,050 105,258 6,522 270 (201) (106) (69) (26)
Total allowances and provisions (1,091) (259) (267) (564)
1 The carrying amount of financial assets

measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2 Effective 1 April 2022, a portfolio of assets previously

classified as
Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost. Refer to Note 10a for more information.

USD m 30.6.23
Carrying amount
1
ECL allowances
Loans and advances to customers Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 3 PCI
Loans and advances to customers 262,025 259,291 0 104 2,630 (511) (431) 0 (52) (28)
of which: Private clients with mortgages 91,763 91,450 0 25 287 (18) (17) 0 0 (2)
of which: Real estate financing 42,835 42,710 0 4 122 (20) (20) 0 0 0 of which: Large corporate clients 18,718 17,090 0 27 1,601 (239) (170) 0 (44) (24)
of which: SME clients 17,114 16,873 0 23 218 (59) (59) 0 0 0 of which: Lombard 44,202 44,127 0 0 75 (6) (6) 0 0 0
of which: Commodity trade finance 2,757 2,738 0 0 19 (14) (14) 0 0 0 of which: Financial intermediaries and hedge funds

18,910 18,904 0 5 2 (34) (34) 0 0 0
of which: Sovereigns and public non-profit organizations 1,153 1,152 0 0 1 (4) (4) 0 0 0 of which: Ship / aircraft financing 8,033 7,977 0 0 56 (64) (64) 0 0 0 of which: Consumer financing 3,140 3,056 0 0 84 (30) (30) 0 0 0
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

Coverage ratios for core loan portfolio 30.6.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 255,495 244,955 9,445 806 289 7 2 92 6 291 53
Real estate financing 92,953 88,710 4,111 11 122 7 5 55 7 71 0
Total real estate lending 348,448 333,665 13,556 817 410 7 3 80 6 288 36
Large corporate clients 32,579 29,090 1,320 544 1,625 128 71 217 78 2,894 148
SME clients 29,909 27,740 1,313 639 217 105 33 157 38 3,180 0
Total corporate lending 62,488 56,830 2,634 1,183 1,841 117 52 187 58 3,049 126
Lombard 168,745 168,611 0 59 75 2 1 0 1 2,872 24
Credit cards 1,978 1,510 413 55 0 199 53 255 97 3,821 0
Commodity trade finance 5,074 4,937 0 118 19 244 41 351 41 8,769 5
Ship / aircraft financing 9,542 9,298 166 22 56 72 72 111 73 0 1
Consumer financing 3,170 3,086 0 0 84 96 98 0 98 222 32
Other loans and advances to customers 55,139 54,019 773 174 173 21 14 47 15 1,740 156
Loans to financial advisors 2,643 2,293 177 173 0 208 24 140 33 2,707 0
Total other lending 246,291 243,754 1,529 602 406 19 9 121 10 3,636 78
Total
1
657,227 634,249 17,719 2,602 2,658 22 10 99 12 2,318 105
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 PCI Total Stage 1 Stage 2 Stage 1&2 Stage 3 PCI
Private clients with mortgages 9,284 8,950 324 11 0 4 3 22 4 60 0
Real estate financing 18,031 17,751 280 0 0 7 7 0 7 0 0
Total real estate lending 27,315 26,701 603 11 0 6 6 0 6 60 0
Large corporate clients 90,393 87,307 2,580 138 369 25 21 141 25 132 5
SME clients 32,494 31,955 400 95 43 23 18 257 21 994 0
Total corporate lending 122,887 119,262 2,980 233 412 24 20 156 24 482 0
Lombard 91,235 91,234 0 1 0 0 0 0 0 6,718 0
Credit cards 9,763 9,274 484 4 0 7 6 37 8 0 0
Commodity trade finance 5,833 5,833 0 0 0 6 6 0 6 0 0
Ship / aircraft financing 1,731 1,731 0 0 0 4 3 0 4 0 0
Consumer financing 301 301 0 0 0 34 34 0 34 0 0
Financial intermediaries and hedge funds 46,786 46,406 380 0 0 3 3 90 3 0 0
Other off-balance sheet commitments 29,854 29,541 296 11 6 8 4 95 5 6,408 4,244
Total other lending 185,502 184,320 1,160 17 6 3 2 71 2 4,774 4,215
Total
2
335,704 330,283 4,743 261 417 11 9 114 10 737 22
Total on- and off-balance sheet
3
992,931 964,532 22,462 2,862 3,075 18 9 103 12 2,173 94
1 Includes Loans and advances to customers and Loans to financial advisors which are presented on the balance sheet line Other financial assets measured at amortized cost.

2 Excludes Forward starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance-sheet exposure, gross and off-balance-sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio 31.3.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 159,580 149,744 9,102 734 11 3 113 9 344
Real estate financing 48,714 45,177 3,529 8 9 4 69 9 22
Total real estate lending 208,294 194,921 12,631 742 10 3 101 9 341
Large corporate clients 13,082 11,236 1,424 422 106 18 115 29 2,424
SME clients 13,853 11,811 1,461 581 175 25 168 41 3,253
Total corporate lending 26,936 23,047 2,886 1,003 142 22 142 35 2,904
Lombard 128,985 128,912 0 74 2 1 0 1 2,286
Credit cards 1,868 1,426 391 52 201 56 255 99 3,793
Commodity trade finance 3,149 3,028 20 101 305 18 11 17 9,001
Other loans and advances to customers 21,702 20,785 825 92 23 9 24 10 3,117
Loans to financial advisors 2,626 2,329 123 174 206 26 145 32 2,659
Total other lending 158,330 156,479 1,360 492 17 3 101 4 4,109
Total
1
393,560 374,447 16,876 2,237 22 4 108 9 2,319
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,377 6,163 212 3 6 5 28 6 340
Real estate financing 9,298 9,101 197 0 7 8 0 7 0
Total real estate lending 15,675 15,263 409 3 6 7 0 6 340
Large corporate clients 31,375 28,390 2,821 165 38 18 190 34 830
SME clients 7,674 7,124 470 80 55 30 245 44 1,114
Total corporate lending 39,049 35,514 3,290 245 41 21 198 36 923
Lombard 12,456 12,455 0 1 1 1 0 1 0
Credit cards 9,567 9,078 486 3 8 6 36 8 0
Commodity trade finance 2,187 2,187 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 17,260 16,781 479 0 8 5 80 8 0
Other off-balance sheet commitments 11,483 11,086 380 17 18 7 66 9 0
Total other lending 52,953 51,587 1,345 22 8 5 60 6 0
Total
2
107,677 102,364 5,044 269 20 11 143 17 1,232
Total on- and off-balance sheet
3
501,237 476,811 21,920 2,506 21 6 116 10 2,202
1 Includes Loans and advances

to customers and Loans

to financial advisors which

are presented on the

balance sheet line Other

financial assets measured at

amortized cost.

2 Excludes Forward

starting reverse
repurchase and securities borrowing agreements.

3 Includes on-balance-sheet exposure, gross and off-balance-sheet exposure (notional) and the related

ECL coverage ratio (bps).

Coverage ratios for core loan portfolio 31.12.22
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 157,091 147,678 8,686 727 10 2 123 9 381
Real estate financing 46,511 43,129 3,372 9 9 4 70 9 232
Total real estate lending 203,602 190,807 12,059 736 10 2 108 9 379
Large corporate clients 12,356 10,757 1,204 395 105 22 120 32 2,325
SME clients 14,154 12,237 1,364 553 177 22 161 36 3,664
Total corporate lending 26,510 22,994 2,567 949 144 22 142 34 3,106
Lombard 132,313 132,205 0 108 2 1 0 1 1,580
Credit cards 1,869 1,427 393 50 190 46 256 91 3,779
Commodity trade finance 3,367 3,266 0 101 285 18 0 18 8,901
Other loans and advances to customers 20,342 19,525 748 68 21 7 38 8 3,769
Loans to financial advisors 2,670 2,364 130 176 221 28 124 33 2,870
Total other lending 160,561 158,787 1,270 503 16 3 114 4 4,016
Total
1
390,672 372,588 15,896 2,188 22 4 114 8 2,398
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,535 6,296 236 3 5 4 18 4 1,183
Real estate financing 10,054 9,779 275 0 6 7 0 6 0
Total real estate lending 16,589 16,075 511 3 6 6 2 6 1,288
Large corporate clients 32,126 28,950 3,013 163 38 18 165 32 1,263
SME clients 7,122 6,525 499 98 47 30 214 43 304
Total corporate lending 39,247 35,475 3,513 260 40 20 172 34 903
Lombard 12,919 12,918 0 1 2 1 0 1 0
Credit cards 9,390 8,900 487 3 7 5 36 7 0
Commodity trade finance 2,459 2,459 0 0 3 3 0 3 0
Financial intermediaries and hedge funds 15,841 14,177 1,664 0 9 7 25 9 0
Other off-balance sheet commitments 11,803 11,454 346 3 11 8 68 9 0
Total other lending 52,412 49,907 2,498 7 7 5 33 6 0
Total
2
108,249 101,457 6,522 270 19 10 106 16 980
Total on- and off-balance sheet
3
498,921 474,045 22,418 2,458 21 5 112 10 2,242
1 Includes Loans and advances

to customers and Loans to

financial advisors, which are

presented on the balance sheet

line Other financial assets

measured at amortized cost.

2 Excludes Forward starting

reverse
repurchase and securities borrowing agreements.

3 Includes on-balance-sheet exposure, gross and off-balance-sheet exposure (notional) and the related

ECL coverage ratio (bps).